Trade And Other Receivables - Summary Of Component Of Trade And Other Receivables Explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Trade receivables	¥ 72,110	¥ 79,413
Less: loss allowance	(7,494)	(2,128)	¥ (773)
Current trade receivables	69,351	77,425
Amounts due from related parties excluded prepayments and bills receivable	2,583,289	1,153,111
Less: loss allowance	(2,802)	0
Total trade receivables	2,649,838	1,230,536
Other receivables	109,440	47,737
Less: loss allowance	(107,507)	(47,597)
Other receivables net	107,507	47,597
Amounts due from related parties - prepayments	58,496	34,220
Amounts due from related parties - bills receivables (note 25)	0	25,000
Trade and other current receivables	2,815,841	1,337,353
Amounts due from related parties	2,638,983	1,212,331
Trade receivables [member]
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Less: loss allowance	(2,759)	(1,988)
Other Current Receivables [Member]
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Less: loss allowance	(1,933)	(140)
Trade And Other Current Receivables And Amounts Due From Related Parties Net Of Prepayments And Bills Receivable [Member]
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Financial assets measured at amortized cost	¥ 2,757,345	¥ 1,278,133